Event After the Balance Sheet Date (Details Narrative) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($)	Jun. 24, 2021 USD ($) shares	Jun. 07, 2021 USD ($) shares	Mar. 31, 2021 USD ($)
Statements [Line Items]
Offering expenses				$ 250
Non-adjusting events after reporting period [member]
Statements [Line Items]
Number of shares sold | shares		1,150,000	90,888
Gross proceeds from offering		$ 26,500
Proceeds from offering		25,000	$ 2,600
Offering expenses		1,500
Management, underwriting and selling expenses		$ 1,400
Non-adjusting events after reporting period [member] | SalvaRx
Statements [Line Items]
Loans	$ 150
Interest Increased	0.783
Minority interest decrease	0.217
Repayment of installment note receivable	$ 34